FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE N - FAIR VALUE MEASUREMENTS

The Company is required to disclose the estimated fair value of financial instruments, both assets and liabilities on and off the balance sheet, for which it is practicable to estimate fair value. These fair value estimates are made at each reporting date, based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price an asset could be sold at or the price a liability could be settled for. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The methodologies for financial assets and financial liabilities are discussed below:

Cash and Due from Banks and Interest-Earning Deposits with Banks

The carrying amounts for cash and due from banks and interest-earning deposits with banks approximate fair value because of the short maturities of those instruments.

Certificates of Deposit with Banks

The fair value of certificates of deposit with banks is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Investment and Equity Securities

Fair value for investment and equity securities equals the quoted market price if such information is available. If a quoted market price is not available in active markets for identical securities (Level 1), fair value may be estimated using observable inputs such as quoted prices for similar securities, interest rates and yield curves, implied volatilities and credit spreads (Level 2).  Otherwise, unobservable inputs such as independent pricing models or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating on similar securities, prepayment assumptions and other factors such as credit loss assumptions (Level 3).  The fair value would be based on an exit price between market participants that may include adjustments for liquidity and credit.

Loans

The fair value of loans is estimated based on exit price. These cash flows include assumptions for prepayment estimates over each loan’s remaining life, considerations for the current interest rate environment compared to the weighted average rate of each portfolio and a credit risk component based on the historical and expected performance of each portfolio. The calculation also includes market liquidity and credit adjustments.  These valuations are not comparable with the fair values disclosed for December 31, 2017 which were based on an entrance price basis.

Accrued Interest Receivable and Payable

The carrying amount is a reasonable estimate of fair value.

Deposits

The fair value of demand deposits, savings, money market and negotiable order of withdrawal (NOW) accounts is the amount payable on demand at the reporting date. The fair value of time deposits is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Capital Lease Obligation, Federal Home Loan Bank Advances and Long Term Subordinated Debt

The fair value of borrowings is based upon discounted expected cash flows using current rates at which borrowings of similar maturity could be obtained.

Financial Instruments with Off-Balance Sheet Risk

With regard to commitments to extend credit discussed in Note M, the fair value amounts are not material.

The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows at December 31, 2018 and December 31 2017:

		Fair Value Measurements at December 31, 2018 using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
Dollars in thousands	Carrying Value	Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$10,918	$10,918	$-	$-	$10,918
Interest earning deposits with banks	21,022	21,022	-	-	21,022
Certificate of deposits with banks	1,498	-	1,484	-	1,484
Federal Home Loan Bank Stock	1,050	-	1,050	-	1,050
Securities available for sale	31,960	-	31,960	-	31,960
Equity Securities	617	617	-	-	617
Net loans	389,304	-	-	378,675	378,675
Accrued interest receivable	1,259	-	1,259	-	1,259

LIABILITIES
Deposits	$395,149	$-	$389,493	$-	$389,493
Capital lease obligation	141	-	141	-	141
FHLB Advances	16,100	-	16,053	-	16,053
Long term subordinated debt	9,753	-	9,946	-	9,946
Accrued interest payable	421	-	421	-	421

		Fair Value Measurements at December 31, 2017 using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
Dollars in thousands	Carrying Value	Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$5,409	$5,409	$-	$-	$5,409
Interest earning deposits with banks	3,647	3,647	-	-	3,647
Certificate of deposits with banks	1,498	-	1,519	-	1,519
Federal Home Loan Bank Stock	1,341	-	1,341	-	1,341
Securities available for sale	31,112	626	30,486	-	31,112
Net loans	345,080	-	-	345,370	345,370
Accrued interest receivable	1,078	-	1,078	-	1,078

LIABILITIES
Deposits	$340,653	$-	$330,672	$-	$330,672
Capital lease obligation	207	-	207	-	207
FHLB Advances	23,600	-	23,495	-	23,495
Long term subordinated debt	9,676	-	9,619	-	9,619
Accrued interest payable	292	-	292	-	292

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1	Valuation based upon quoted prices for identical instruments traded in active markets.

Level 2
Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3
Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available-for-Sale and Equity Securities

Investment securities available-for-sale and equity securities are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted prices, if available.  If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions.  Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange and U.S. Treasury securities that are traded by dealers or brokers in an active over-the-counter market.  Level 2 securities include U.S. government agency securities, mortgage-backed securities issued by government-sponsored enterprises and municipal bonds.   There have been no changes in valuation techniques during 2018. Valuation techniques are consistent with techniques used in prior periods.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents the recorded amount of assets and liabilities measured on a recurring basis.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2018
Available-for-Sale Securities
U.S. Government and federal agency	$10,789	$-	$10,789	$-
Mortgage-backed securities*	20,541	-	20,541	-
Municipal securities	630	-	630	-
Total available-for-sale securities	31,960	-	31,960	-
Equity securities	617	617	-	-
Total	$32,577	$617	$31,960	$-

December 31, 2017
Available-for-Sale Securities
U.S. Government and federal agency	$11,276	$-	$11,276	$-
Mortgage-backed securities*	18,915	-	18,915	-
Municipal securities	295	-	295	-
Equity securities	626	626	-	-
Total available-for-sale securities	$31,112	$626	$30,486	$-

*All of the Company’s mortgage-backed securities are issued either by the U.S. Government, which includes GNMA pools, or by government-sponsored agencies such as FNMA and FHLMC.

The Company did not have any transfers between Levels 1, 2, or 3 during the years ended December 31, 2018 or 2017.

Impaired Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures it for impairment. The fair value of impaired loans is estimated using one of several methods, including collateral value, a loan’s observable market price and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value exceeds the recorded investments in such loans. At December 31, 2018, the discounted cash flows method was used in determining the fair value of nine loans totaling $1.7 million and the fair value of the collateral method was used in the other twenty-two loans totaling $2.4 million. At December 31, 2017, the discounted cash flows method was used in determining the fair value of nine loans totaling $1.9 million and the fair value of the collateral method was used in the other twenty-nine loans totaling $4.2 million. Impaired loans where an allowance is established based on the fair value of collateral and also when written down with the discounted cash flow method require classification in the fair value hierarchy. The fair value of the collateral for an impaired loan is classified as Level 3. Although appraisals of these properties are frequently based on comparable properties, they are not identical. Significant unobservable inputs will need to be used in assessing the value.  When the discounted cash flows method is used, the Company records the impaired loan as nonrecurring Level 3. There have been no changes in valuation techniques for the period ended December 31, 2018. Valuation techniques are consistent with techniques used in prior periods.

The following table presents impaired loans that were re-measured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral or discounted cash flows at December 31, 2018 and December 31, 2017

	December 31, 2018		December 31, 2017
Dollars in thousands	Level 2	Level 3	Level 2	Level 3
Carrying value of impaired loans before allocations	$-	$1,732	$-	$1,768
Specific valuation allowance allocations	-	(245)	-	(248)
Carrying value of impaired loans after allocations	$-	$1,487	$-	$1,520

Foreclosed Assets

Foreclosed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. The fair value of foreclosed assets are classified as Level 3. Although appraisals of these properties are frequently based on comparable properties, they are not identical. Significant unobservable inputs will need to be used in assessing the value.

The carrying value of foreclosed assets is periodically reviewed and written down to fair value. Any loss is included in earnings. For the year ended December 31, 2018, foreclosed assets in the amount of $1,158,000 were written down by $180,000 to $978,000 prior to foreclosure. For the year ended December 31, 2017, foreclosed assets in the amount of $622,000 were written down by $298,000 to $324,000 prior to foreclosure. For the year ended December 31, 2018, $1,227,000 were written down by $285,000 to $942,000 subsequent to foreclosure. For year ended December 31, 2017, there were no assets written down subsequent to foreclosure.

Assets measured at fair value on a nonrecurring basis are included in the table below.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2018
Foreclosed assets	$942	$-	$-	$942
Impaired loans	1,487	-	-	1,487
Total	$2,429	$-	$-	$2,429

December 31, 2017
Foreclosed assets	$324	$-	$-	$324
Impaired loans	1,621	-	-	1,621
Total	$1,945	$-	$-	$1,945

Quantitative information about Level 3 fair value measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Dollars in thousands
December 31, 2018
Impaired loans	$122	Discounted appraisals	Appraisal adjustments	15.00%	15.00%
	1,365	Discounted cash flows	Discount rate	4.75 – 8.50%	7.05%

Foreclosed assets	942	Discounted appraisals	Appraisal adjustments	8.00-15.00%	9.68%

December 31, 2017
Impaired loans	$101	Discounted appraisals	Appraisal adjustments	20.00-25.00%	23.33%
	1,520	Discounted cash flows	Discount rate	4.75-8.50%	7.06%
Foreclosed assets	324	Discounted appraisals	Appraisal adjustments	15.00%	15.00%